Convertible Notes Payable (Details 2)	Sep. 30, 2016 USD ($) $ / shares
First Redwood Convertible Note
Market price upon origination	$ 0.04350
Conversion price below market	$ 0.03810
BCF discount | $	$ 130,000
Second Redwood Convertible Note
Market price upon origination	$ 0.03000
Conversion price below market	$ 0.01440
BCF discount | $	$ 99,231
Third Redwood Convertible Note
Market price upon origination	$ 0.02750
Conversion price below market	$ 0.01904
BCF discount | $	$ 67,500
Four Redwood Convertible Note
Market price upon origination	$ 0.01970
Conversion price below market	$ 0.00896
BCF discount | $	$ 56,313
Fifth Redwood Convertible Note
Market price upon origination	$ 0.01600
Conversion price below market	$ 0.00580
BCF discount | $	$ 51,176
Sixth Redwood Convertible Note
Market price upon origination	$ 0.02400
Conversion price below market	$ 0.00624
BCF discount | $	$ 90,000